Loans and Borrowings (Details) - Schedule of loans and borrowings - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current
Stocking loans	£ 116,155	£ 86,709
Mortgages	523	1,368
Lease liabilities	14,125	6,540
Total current	130,803	94,617
Non-current
Mortgages	1,776	2,126
Lease liabilities	46,702	41,508
Total non-current	48,478	43,634
Total loans and borrowings	£ 179,281	£ 138,251